                                          Delaware
                                          Investments(SM)
                                          ---------------
                                          A member of Lincoln Financial Group(R)


[Graphic Omitted: Growth Equity Artwork]

------------------------------------------
  GROWTH-EQUITY                           JUNE 27, 2003
----------------------------------------------------------------------------
                                          DELAWARE U.S. GROWTH FUND



                                          --------------------------------------
                                          Get shareholder reports
                                          and prospectuses online
                                          instead of in the mail. Visit

                                          www.delawareinvestments.com/edelivery.

                                          --------------------------------------





                                          This brochure accompanies a semiannual
                                          report for the information of Delaware
                                          U.S. Growth Fund shareholders, but it
                                          may be used with prospective investors
                                          when preceded or accompanied by a
                                          current prospectus for Delaware U.S.
                                          Growth Fund. The prospectus sets forth
                                          details about charges, expenses,
                                          investment objectives, and operating
                                          policies of the Fund. You should read
                                          the prospectus carefully before you
                                          invest. The figures in the semiannual
                                          report for Delaware U.S. Growth Fund
                                          represent past results which are not a
                                          guarantee of future results. The
                                          return and principal value of an
                                          investment in the Fund will fluctuate
                                          so that shares, when redeemed, may be
                                          worth more or less than their original
                                          cost.

DELAWARE INVESTMENTS
--------------------------------------------------------------------------------
POWERED BY RESEARCH

AT DELAWARE INVESTMENTS, OUR LONG HISTORY OF ASSET MANAGEMENT HAS TAUGHT US THE IMPORTANCE OF TWO KEY PRINCIPLES:

- Astute security selection is essential when seeking a performance advantage.

- Superior fundamental research is the key to astute security selection.

Based on these core principles, we have built an organization that is Powered by Research.

CAPABILITIES IN ALL MAJOR ASSET CLASSES
Our proprietary research is reflected in our five distinct Centers of Expertise, each focused on a specific investment discipline.

 - U.S. growth equity          - International and global
 - U.S. value equity           - U.S. structured-approach equity products
 - U.S. fixed income

THE INDEPENDENT RESEARCH ADVANTAGE
Each Center of Expertise conducts its own research, which drives the portfolio construction process. This direct and distinct approach yields a number of key advantages.

 - The research is performed directly by the professionals best equipped to shape it and evaluate its implications, and who are held accountable for the investment results.

 - The research leads to a truly distinct managerial approach -- rather than a model where all management teams follow the recommendations of the same analysts.

These advantages put our managers in a strong position to uncover market inefficiencies and underappreciated securities that represent the most rewarding opportunities in their asset class.

A COMMITMENT TO OUR INVESTORS
Our commitment to experience, performance and service has earned us the confidence of discriminating investors.

EXPERIENCE
Delaware Investments' 185 seasoned investment professionals -- of whom 124 (67%) are analysts -- average 12 years of experience, bringing a wealth of knowledge and expertise to the management team.

PERFORMANCE
Delaware Investments strives to deliver consistent, reliable, and dependable performance in all asset classes. The management teams aim for solid performance over the long term, seek to incorporate risk assessment in their processes, and avoid those strategies aimed at short-term gains or generally associated with volatility.

SERVICE
With Delaware Investments, you can count on quick and courteous service, easy access to account information, and hassle-free transaction processing.

(C)2003 Delaware Distributors, L.P.


                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

DEAR SHAREHOLDER:                                                    May 9, 2003

Recap of Events
The U.S. stock market posted modest gains during the event-filled six months that ended April 30, 2003, leaving many investors optimistic that stronger performance may finally lie ahead. With major combat in Iraq over, equity investors have been looking eagerly to the rest of the year, redirecting their focus away from the Middle East and searching for clarity about the state of the U.S. economy.

During the period, stock movements were frequently influenced by concerns leading up to the war. Performance was generally flat during the final months of 2002 and then weakened during the new year, as uncertainties about the situation in Iraq held investors' attention. With consumer confidence waning in the U.S., and a particularly harsh winter dampening retail sales in February, many stock investors braced for weak corporate earnings reports and a negative effect on the U.S. economy.

Beginning with the war's start in mid-March, however, performance strengthened, and stocks finished the period strongly, with the Standard & Poor's 500 Index showing a +4.47% gain for the six months ended April 30, 2003.

The period was punctuated by a landmark settlement that was just one of several recent victories for the small investor. On April 28, 10 major U.S. securities firms agreed to pay a record $1.4 billion to settle government charges that they had issued overly optimistic stock research reports during the late 1990s (Source: The Wall Street Journal). The settlement, which includes some provisions for investors to recoup losses, was hailed by some as providing a degree of closure on an era of Wall Street excesses.

Perhaps more importantly for fund shareholders, corporate accounting practices that were for so long an issue are now being repaired. Recently passed legislation has ushered in more strict accounting audits, and requires the principal executive officer and principal financial officer of all public corporations to certify their companies' financial statements.

We believe these tougher standards have already begun to cleanse the financial system. A look at first quarter 2003 earnings reports showed that a large number of companies have returned to reporting based on generally accepted accounting principles (GAAP), eschewing the practice of reporting "pro forma" earnings (Source: Thomson Financial/First Call). We believe this trend, should it continue, has broad consequences for how stock-market valuations will be perceived by the investing public. Pro forma reporting, which grew in popularity during the 1990s, often leaves out certain items and expenses, making for overly optimistic and less trustworthy earnings statements.

Market Outlook
The outlook for the U.S. economy seems to be brightening, despite current economic data that remain mixed at best. The broader global economy remains in a malaise, but U.S. consumer spending turned strongly positive again this spring and first quarter corporate earnings were a pleasant surprise in that they were not nearly as weak as some expected.

Still, the economy grew at a disappointing +1.9% rate during the first quarter of 2003, based on Commerce Department statistics. Some economists point out that corporate earnings strength may not signify true growth, as it is partially attributable to a weakening U.S. dollar, which aids U.S. companies' overseas revenues. Corporate executives also still appear hesitant to make significant investments in new capital goods, considered to be necessary to heat up the economy.

The swift conclusion of the war in Iraq brought hopes that many forces holding back the economy and markets would melt away. Clearly the rest of the year will not simply be clear sailing, but we think there are plenty of reasons for optimism. With interest rates still low, oil prices now at more reasonable levels, and equity investors appearing more bullish, we think the economy may be poised for stronger growth during the remainder of 2003. In our opinion, the outlook has brightened this spring, and we are looking forward to the rest of the year in the stock market.

We remind investors that uncertainties always exist. From possible setbacks in rebuilding Iraq to the SARS virus, investors looking to current events will always be able to find some reason for pessimism. Committed stock investors have done well to remain patient during several very difficult years now, and we commend that willingness to maintain a long-term view.

Thank you for your commitment to Delaware Investments.

Sincerely,

Jude T. Driscoll                          David K. Downes

Jude T. Driscoll                          David K. Downes
Chairman,                                 President and Chief Executive Officer,
Delaware Investments Family of Funds      Delaware Investments Family of Funds


                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

DELAWARE INVESTMENTS
--------------------------------------------------------------------------------
FAMILY OF FUNDS

COMPLETE INFORMATION ON ANY FUND OFFERED BY DELAWARE INVESTMENTS CAN BE FOUND IN EACH FUND'S CURRENT PROSPECTUS. PROSPECTUSES FOR ALL FUNDS OFFERED BY DELAWARE INVESTMENTS ARE AVAILABLE FROM YOUR FINANCIAL ADVISOR, ONLINE AT
WWW.DELAWAREINVESTMENTS.COM, OR BY CALLING 800 523-1918. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

GROWTH-EQUITY GROUP                                 FIXED INCOME GROUP
Delaware American Services Fund                     Corporate and Government
Delaware Growth Opportunities Fund                  Delaware American Government Bond Fund
Delaware Select Growth Fund                         Delaware Corporate Bond Fund
Delaware Small Cap Growth Fund                      Delaware Delchester Fund
Delaware Technology and Innovation Fund             Delaware Diversified Income Fund
Delaware Trend Fund                                 Delaware Extended Duration Bond Fund
Delaware U.S. Growth Fund                           Delaware High-Yield Opportunities Fund
                                                    Delaware Limited-Term Government Fund
VALUE-EQUITY GROUP                                  Delaware Strategic Income Fund
Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund                     Money Market
Delaware REIT Fund                                  Delaware Cash Reserve Fund
Delaware Small Cap Value Fund                       Delaware Tax-Free Money Fund

                                                    Municipal (National Tax-Exempt)
INTERNATIONAL GROUP                                 Delaware National High-Yield Municipal Bond Fund
(DIAL-Delaware International Advisers Ltd.)         Delaware Tax-Free Insured Fund
Delaware Emerging Markets Fund                      Delaware Tax-Free USA Fund
Delaware International Small Cap Value Fund         Delaware Tax-Free USA Intermediate Fund
Delaware International Value Equity Fund
                                                    Municipal (State-Specific Tax-Exempt)
BLEND MUTUAL FUNDS                                  Delaware Tax-Free Arizona Fund
Delaware Balanced Fund                              Delaware Tax-Free Arizona Insured Fund
Delaware Core Equity Fund                           Delaware Tax-Free California Fund
Delaware Devon Fund                                 Delaware Tax-Free California Insured Fund
Delaware Social Awareness Fund                      Delaware Tax-Free Colorado Fund
                                                    Delaware Tax-Free Florida Fund
STRUCTURED EQUITY PRODUCTS GROUP                    Delaware Tax-Free Florida Insured Fund
Delaware Diversified Growth Fund                    Delaware Tax-Free Idaho Fund
Delaware Diversified Value Fund                     Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Foundation Funds                           Delaware Tax-Free Minnesota Fund
   Delaware Growth Allocation Portfolio             Delaware Tax-Free Minnesota Insured Fund
   Delaware Balanced Allocation Portfolio           Delaware Tax-Free Minnesota Intermediate Fund
   Delaware Income Allocation Portfolio             Delaware Tax-Free Missouri Insured Fund
                                                    Delaware Tax-Free New York Fund
                                                    Delaware Tax-Free Oregon Insured Fund
                                                    Delaware Tax-Free Pennsylvania Fund

--------------------------------------------------------------------------------
Simplify your life.
   MANAGE YOUR INVESTMENTS ONLINE!           [Graphic Omitted: e-delivery logo]

Get Account Access, Delaware Investments' secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o  Hassle-Free Investing -- Make online purchases and redemptions at any time.

o Simplified Tax Processing -- Automatically retrieve your Delaware Investments accounts' 1099 information and have it entered directly into your 1040 tax return. Available only with Turbo Tax(R) software.

o Less Mail Clutter -- Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select individual investor, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 8:00 a.m.
to 8:00 p.m. Eastern Time, Monday through Friday to assist with any questions.
--------------------------------------------------------------------------------

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

                                          Delaware
                                          Investments(SM)
GROWTH-EQUITY                             ---------------
                                          A member of Lincoln Financial Group(R)




Semiannual Report 2003
--------------------------------------------------------------------------------
                  DELAWARE U.S. GROWTH FUND











[LOGO] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                       1

   Statement of Operations                                       3

   Statements of Changes in Net Assets                           4

   Financial Highlights                                          5

   Notes to Financial Statements                                 9
------------------------------------------------------------------








    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Statement                                             Delaware U.S. Growth Fund
  OF NET ASSETS                                       April 30, 2003 (unaudited)


                                           Number of     Market
                                            Shares        Value
------------------------------------------------------------------
Common Stock - 93.56%
------------------------------------------------------------------
Aerospace & Defense - 1.68%
   Northrop Grumman                         25,500   $   2,242,725
                                                     -------------
                                                         2,242,725
                                                     -------------
Banking & Finance - 3.56%
   Bank of America                          23,800       1,762,390
   Goldman Sachs Group                      19,000       1,442,100
   Merrill Lynch                            19,500         800,475
   Wachovia                                 19,600         748,916
                                                     -------------
                                                         4,753,881
                                                     -------------
Basic Industry & Capital Goods - 5.09%
   Emerson Electric                         53,800       2,727,660
   Masco                                   109,700       2,311,379
   Newell Rubbermaid                        57,800       1,761,744
                                                     -------------
                                                         6,800,783
                                                     -------------
Business Services - 4.44%
 +Cendant                                  262,600       3,749,928
  United Parcel Service Class B             35,000       2,174,200
                                                     -------------
                                                         5,924,128
                                                     -------------
Business Services/Media & Publishing - 13.09%
 +Clear Channel Communications             131,901       5,158,648
 +Cox Communications Class A                38,900       1,287,590
  Gannett                                   18,100       1,370,532
  Moody's Investors Services                44,700       2,158,563
  Tribune                                   39,400       1,929,812
 +Viacom Class B                           128,300       5,569,503
                                                     -------------
                                                        17,474,648
                                                     -------------
Consumer Non-Durables - 7.64%
  Gap                                      112,500       1,870,875
 +Kohl's                                    71,700       4,072,560
  Lowe's Companies                          50,600       2,220,834
 +Staples                                  106,800       2,033,472
                                                     -------------
                                                        10,197,741
                                                     -------------
Consumer Non-Durables/Retail - 2.47%
  Wal-Mart Stores                           58,500       3,294,720
                                                     -------------
                                                         3,294,720
                                                     -------------
Consumer Products - 5.37%
  Anheuser Busch                            39,400       1,965,272
  Colgate-Palmolive                         24,200       1,383,514
  Mattel                                    85,400       1,856,596
  Procter & Gamble                          21,800       1,958,730
                                                     -------------
                                                         7,164,112
                                                     -------------
Consumer Services/Entertainment & Leisure - 1.18%
  Marriott International Class A            43,800       1,572,858
                                                     -------------
                                                         1,572,858
                                                     -------------
Consumer Services/Other - 0.89%
 +Comcast Special Class A                   39,500       1,187,370
                                                     -------------
                                                         1,187,370
                                                     -------------

                                           Number of     Market
                                            Shares        Value
------------------------------------------------------------------
Common Stock (continued)
------------------------------------------------------------------
Energy - 7.14%
  Anadarko Petroleum                        86,900   $   3,858,360
  Schlumberger                              70,800       2,968,644
 +Transocean Sedco Forex                   142,067       2,706,376
                                                     -------------
                                                         9,533,380
                                                     -------------
Healthcare & Pharmaceuticals - 13.56%
  Abbott Laboratories                       39,100       1,588,633
 +Amgen                                     60,700       3,721,517
  Johnson & Johnson                         35,600       2,006,416
  Medtronic                                 55,100       2,630,474
  Merck                                     28,200       1,640,676
  Pfizer                                   123,300       3,791,475
 +Wellpoint Health Networks                 24,400       1,852,936
  Wyeth                                     20,100         874,953
                                                     -------------
                                                        18,107,080
                                                     -------------
Insurance - 9.06%
  Allstate                                  47,900       1,810,141
  Safeco                                    95,800       3,689,258
  Travelers Property Casualty Class A      115,000       1,866,450
  XL Capital Limited Class A                57,500       4,732,250
                                                     -------------
                                                        12,098,099
                                                     -------------
Leisure, Lodging & Entertainment -   1.73%
  Carnival Cruise Lines                     83,500       2,303,765
                                                     -------------
                                                         2,303,765
                                                     -------------
Technology - 8.37%
 +Analog Devices                            88,700       2,937,744
  Texas Instruments                        143,000       2,644,070
  Linear Technology                         79,500       2,740,365
 +Xilinx                                   105,400       2,853,178
                                                     -------------
                                                        11,175,357
                                                     -------------
Technology/Communications - 2.23%
 +Cisco Systems                            198,200       2,980,928
                                                     -------------
                                                         2,980,928
                                                     -------------
Technology/Hardware - 3.07%
 +Applied Materials                        164,900       2,407,540
  Intel                                     91,700       1,687,280
                                                     -------------
                                                         4,094,820
                                                     -------------
Technology/Software - 2.99%
  Microsoft                                122,400       3,129,768
 +Veritas Software                          39,100         860,591
                                                     -------------
                                                         3,990,359
                                                     -------------
Total Common Stock
  (cost $137,878,000)                                  124,896,754
                                                     -------------

Statement                                              Delaware U.S. Growth Fund
  OF NET ASSETS (CONTINUED)



                                                   Principal        Market
                                                    Amount           Value
----------------------------------------------------------------------------
Repurchase Agreements - 8.42%
----------------------------------------------------------------------------
   With BNP Paribas 1.26% 5/1/03
     (dated 4/30/03, collateralized by
     $4,308,350 U.S. Treasury Bills due
     5/8/03, market value $4,307,494)             $4,222,850      $4,222,850
   With J. P. Morgan Securities 1.20%
     5/1/03 (dated 4/30/03,
     collateralized by $2,857,900
     U.S. Treasury Bills due 5/22/03,
     market value $2,856,055)                      2,792,300       2,792,300
   With UBS Warburg 1.25% 5/1/03
     (dated 4/30/03, collateralized
     by $4,248,950 U.S. Treasury
     Notes 3.625% due 8/31/03,
     market value $ 4,308,318)                     4,222,850       4,222,850
                                                               -------------
Total Repurchase Agreements
   (cost $11,238,000)                                             11,238,000
                                                               -------------

Total Market Value of Securities - 101.98%
   (cost $ 149,116,000)                                          136,134,754
Liabilities Net of Receivables
   and Other Assets - (1.98%)                                     (2,641,279)
                                                               -------------
Net Assets Applicable to 13,995,823
   Shares Outstanding - 100.00%                                 $133,493,475
                                                               =============

Net Asset Value - Delaware U.S. Growth
   Fund Class A ($54,116,079 / 5,586,610 Shares)                      $ 9.69
                                                                      ------
Net Asset Value - Delaware U.S. Growth
   Fund Class B ($37,828,587 / 4,237,258 Shares)                      $ 8.93
                                                                      ------
Net Asset Value - Delaware U.S. Growth
   Fund Class C ($10,254,792 / 1,059,873 Shares)                      $ 9.68
                                                                      ------
Net Asset Value - Delaware U.S. Growth Fund
   Institutional Class ($31,294,017 / 3,112,082 Shares)               $10.06
                                                                      ------

Components of Net Assets at April 30, 2003:
Shares of beneficial interest
   (unlimited authorization - no par)                           $224,126,907
Accumulated net investment loss                                     (382,218)
Accumulated net realized loss on investments                     (77,269,968)
Net unrealized depreciation of investments                       (12,981,246)
                                                                ------------
Total net assets                                                $133,493,475
                                                                ============

+Non-income producing security for the period ended April 30, 2003.

Net Asset Value and Offering Price per Share -
   Delaware U.S. Growth Fund
Net asset value Class A (A)                                           $ 9.69
Sales charge (5.75% of offering price,
   or 6.09% of amount invested per share) (B)                           0.59
                                                                      ------
Offering price                                                        $10.28
                                                                      ======


(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                              Delaware U.S. Growth Fund
  OF OPERATIONS                        Period Ended April 30, 2003 (unaudited)


Investment Income:
   Dividends                                                                 $  593,892
   Interest                                                                      59,655         $  653,547
                                                                             ----------         ----------

Expenses:
   Management fees                                                              422,783
   Dividend disbursing and transfer agent fees and expenses                     603,728
   Distribution expenses-- Class A                                               85,917
   Distribution expenses-- Class B                                              190,900
   Distribution expenses-- Class C                                               51,732
   Registration fees                                                             40,726
   Accounting and administration expenses                                        28,050
   Reports and statements to shareholders                                        23,321
   Professional fees                                                             15,796
   Trustees' fees                                                                 6,546
   Custodian fees                                                                 3,417
   Other                                                                         21,397          1,494,313
                                                                             ----------
   Less expenses absorbed or waived by manager                                                    (448,508)
   Less waiver of distribution expenses-- Class A                                                   (8,436)
   Less expenses paid indirectly                                                                    (1,604)
                                                                                                ----------
   Total expenses                                                                                1,035,765
                                                                                                ----------
Net Investment Loss                                                                               (382,218)
                                                                                                ----------

Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized loss on investments                                                            (10,039,979)
   Net change in unrealized appreciation/depreciation of investments                            16,126,896
                                                                                                ----------
Net Realized and Unrealized Gain on Investments                                                  6,086,917
                                                                                                ----------

Net Increase in Net Assets Resulting from Operations                                            $5,704,699
                                                                                                ==========

See accompanying notes

Statements                                             Delaware U.S. Growth Fund
  OF CHANGES IN NET ASSETS


                                                                               Period Ended     Year Ended
                                                                                  4/30/03        10/31/02
                                                                                (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment loss                                                         $   (382,218)   $ (1,282,058)
   Net realized loss on investments                                             (10,039,979)    (30,983,190)
   Net change in unrealized appreciation/depreciation of investments             16,126,896      (7,119,416)
                                                                               ------------    ------------
   Net increase (decrease) in net assets resulting from operations                5,704,699     (39,384,664)
                                                                               ------------    ------------

Capital Share Transactions:
   Proceeds from shares sold:
     Class A                                                                      6,990,519      19,650,068
     Class B                                                                      2,078,904       8,837,099
     Class C                                                                      1,177,320       5,090,559
     Institutional Class                                                          4,110,021       9,883,527
                                                                               ------------    ------------
                                                                                 14,356,764      43,461,253
                                                                               ------------    ------------
   Cost of shares repurchased:
     Class A                                                                     (7,107,980)    (20,063,127)
     Class B                                                                     (5,963,903)    (18,468,720)
     Class C                                                                     (2,126,783)     (5,988,247)
     Institutional Class                                                         (4,819,252)    (12,922,165)
                                                                               ------------    ------------
                                                                                (20,017,918)    (57,442,259)
                                                                               ------------    ------------
Increase (decrease) in net assets derived from capital share transactions        (5,661,154)    (13,981,006)
                                                                               ------------    ------------
Net increase (decrease) in Net Assets                                                43,545     (53,365,670)

Net Assets:
   Beginning of period                                                          133,449,930     186,815,600
                                                                               ------------    ------------
   End of period                                                               $133,493,475    $133,449,930
                                                                               ============    ============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Delaware U.S. Growth Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Period
                                                                   Ended                           Year Ended
                                                                 4/30/03(1)   10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
                                                                (Unaudited)
Net asset value, beginning of period                               $9.260      $11.800    $19.390    $15.310    $11.490    $16.650

Income (loss) from investment operations:
Net investment loss(2)                                             (0.018)      (0.058)    (0.045)    (0.171)    (0.161)    (0.062)
Net realized and unrealized gain (loss) on investments              0.448       (2.482)    (7.314)     4.843      3.981      1.272
                                                                   ------      -------    -------    -------    -------    -------
Total from investment operations                                    0.430       (2.540)    (7.359)     4.672      3.820      1.210
                                                                   ------      -------    -------    -------    -------    -------

Less dividends and distributions from:
Net realized gain on investments                                       --           --     (0.231)    (0.592)        --     (6.370)
                                                                   ------      -------    -------    -------    -------    -------
Total dividends and distributions                                      --           --     (0.231)    (0.592)        --     (6.370)
                                                                   ------      -------    -------    -------    -------    -------

Net asset value, end of period                                     $9.690       $9.260    $11.800    $19.390    $15.310    $11.490
                                                                   ======      =======    =======    =======    =======    =======

Total return(3)                                                     4.64%      (21.53%)   (38.36%)    30.84%     33.33%     10.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $54,116      $51,887    $66,897   $102,791    $37,771    $14,130
Ratio of expenses to average net assets                             1.40%        1.40%      1.46%      1.60%      1.86%      1.49%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly         2.12%        1.88%      1.70%      1.60%      1.86%      1.49%
Ratio of net investment loss to average net assets                 (0.40%)      (0.51%)    (0.30%)    (0.87%)    (1.12%)    (0.52%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly        (1.12%)      (0.99%)    (0.54%)    (0.87%)    (1.12%)    (0.52%)
Portfolio turnover                                                    66%         103%        70%       111%       132%       135%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and the distributor. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Delaware U.S. Growth Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Period
                                                                   Ended                           Year Ended
                                                                 4/30/03(1)   10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
                                                                (Unaudited)
Net asset value, beginning of period                              $ 8.560      $10.990    $18.200    $14.500    $10.960    $16.260

Income (loss) from investment operations:
Net investment loss(2)                                             (0.050)      (0.131)    (0.138)    (0.297)    (0.253)    (0.140)
Net realized and unrealized gain (loss) on investments              0.420       (2.299)    (6.841)     4.589      3.793      1.210
                                                                   ------       ------    -------    -------    -------    -------
Total from investment operations                                    0.370       (2.430)    (6.979)     4.292      3.540      1.070
                                                                   ------       ------    -------    -------    -------    -------

Less dividends and distributions from:
Net realized gain on investments                                       --           --     (0.231)    (0.592)        --     (6.370)
                                                                   ------       ------    -------    -------    -------    -------
Total dividends and distributions                                      --           --     (0.231)    (0.592)        --     (6.370)
                                                                   ------       ------    -------    -------    -------    -------

Net asset value, end of period                                     $8.930       $8.560    $10.990    $18.200    $14.500    $10.960
                                                                   ======       ======    =======    =======    =======    =======

Total return(3)                                                     4.32%      (22.11%)   (38.79%)    29.91%     32.39%      9.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $37,829      $40,196    $62,658    $92,827    $25,938     $5,418
Ratio of expenses to average net assets                             2.10%        2.10%      2.16%      2.30%      2.56%      2.19%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly         1.41%        2.58%      2.40%      2.30%      2.56%      2.19%
Ratio of net investment loss to average net assets                (1.10%)       (1.21%)    (1.00%)    (1.57%)    (1.82%)    (1.22%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly       (1.79%)       (1.69%)    (1.24%)    (1.57%)    (1.82%)    (1.22%)
Portfolio turnover                                                    66%         103%        70%       111%       132%       135%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Financial
       HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Delaware U.S. Growth Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Period
                                                                   Ended                           Year Ended
                                                                 4/30/03(1)   10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
                                                                (Unaudited)
Net asset value, beginning of period                               $9.280      $11.910    $19.700    $15.650     $11.83    $17.020

Income (loss) from investment operations:
Net investment loss(2)                                             (0.053)      (0.139)    (0.148)    (0.311)    (0.264)    (0.148)
Net realized and unrealized gain (loss) on investments              0.453       (2.491)    (7.411)     4.953      4.084      1.328
                                                                   ------       ------    -------    -------     ------    -------
Total from investment operations                                    0.400       (2.630)    (7.559)     4.642      3.820      1.180
                                                                   ------       ------    -------    -------     ------    -------

Less dividends and distributions from:
Net realized gain on investments                                       --           --     (0.231)    (0.592)        --     (6.370)
                                                                   ------       ------    -------    -------     ------    -------
Total dividends and distributions                                      --           --     (0.231)    (0.592)        --     (6.370)
                                                                   ------       ------    -------    -------     ------    -------

Net asset value, end of period                                     $9.680       $9.280    $11.910    $19.700     $15.65    $11.830
                                                                   ======       ======    =======    =======    =======    =======

Total return(3)                                                     4.31%      (22.08%)   (38.78%)    29.95%     32.38%     10.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $10,255      $10,792    $14,959    $19,412     $6,682     $1,657
Ratio of expenses to average net assets                             2.10%        2.10%      2.16%      2.30%      2.56%      2.19%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly         1.41%        2.58%      2.40%      2.30%      2.56%      2.19%
Ratio of net investment loss to average net assets                 (1.10%)      (1.21%)    (1.00%)    (1.57%)    (1.82%)    (1.22%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly        (1.79%)      (1.69%)    (1.24%)    (1.57%)    (1.82%)    (1.22%)
Portfolio turnover                                                    66%         103%        70%       111%       132%       135%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Financial
       HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Delaware U.S. Growth Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Period
                                                                   Ended                           Year Ended
                                                                 4/30/03(1)   10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
                                                                (Unaudited)
Net asset value, beginning of period                               $9.600      $12.190    $19.970    $15.710    $11.750    $16.860

Income (loss) from investment operations:
Net investment loss(2)                                             (0.004)      (0.024)        --     (0.111)    (0.118)    (0.027)
Net realized and unrealized gain (loss) on investments              0.464       (2.566)    (7.549)     4.963      4.078      1.287
                                                                  -------       ------    -------    -------    -------    -------
Total from investment operations                                    0.460       (2.590)    (7.549)     4.852      3.960      1.260
                                                                  -------       ------    -------    -------    -------    -------

Less dividends and distributions from:
Net realized gain on investments                                       --           --     (0.231)    (0.592)        --     (6.370)
                                                                  -------       ------    -------    -------    -------    -------
Total dividends and distributions                                      --           --     (0.231)    (0.592)        --     (6.370)
                                                                  -------       ------    -------    -------    -------    -------

Net asset value, end of period                                    $10.060       $9.600    $12.190    $19.970    $15.710    $11.750
                                                                  =======       ======    =======    =======    =======    =======

Total return(3)                                                     4.79%      (21.25%)   (38.20%)    31.21%     33.79%     10.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $31,294      $30,575    $42,302    $71,726    $52,769    $28,606
Ratio of expenses to average net assets                             1.10%        1.10%      1.16%      1.30%      1.56%      1.19%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly         1.79%        1.58%      1.40%      1.30%      1.56%      1.19%
Ratio of net investment loss to average net assets                 (0.10%)      (0.21%)     0.00%     (0.57%)    (0.82%)    (0.22%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly       (0.79%)       (0.69%)    (0.24%)    (0.57%)    (0.82%)    (0.22%)
Portfolio turnover                                                    66%         103%        70%       111%       132%       135%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Notes                                                 Delaware U.S. Growth Fund
       TO FINANCIAL STATEMENTS                        April 30, 2003 (unaudited)

Delaware Group Adviser Funds (The "Trust") is organized as a Delaware business trust and offers two series, the Delaware U.S. Growth Fund and the Delaware Diversified Income Fund. These financial statements pertain to the Delaware U.S. Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Prior to November 18, 2002, the Class B contingent deferred sales charge declined from 5% to zero, depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek maximum capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation - All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $1,562 for the period ended April 30, 2003. In addition, the Fund receives earnings credits from its custodian when positive balances are maintained, which are used to offset custody fees. The earnings credits for the period ended April 30, 2003 were approximately $42. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at a rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 1.10% of average daily net assets of the Fund through December 31, 2003.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions, and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has elected to waive its fee through December 31, 2003 in order to prevent distribution fees of Class A shares from exceeding 0.30% of average daily net assets. No distribution expenses are paid by the Institutional Class.

Notes                                                 Delaware U.S. Growth Fund
       TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates (continued)
At April 30, 2003, the Fund had receivables from or liabilities payable to affiliates as follows:

Receivable from DMC under
   expense limitation agreement                   $  24,709
Dividend disbursing, transfer agent fees,
   accounting and other expenses payable to DSC    (119,968)
Other expenses payable to DMC and affiliates        (19,551)

For the period ended April 30, 2003, DDLP earned $7,787 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Fund. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the period ended April 30, 2003, the Fund made purchases of $39,902,619 and sales of $46,603,332 of investment securities other than short-term investments.

At April 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2003, the cost of investments was $152,287,271. At April 30, 2003 the net unrealized depreciation was $16,152,517 of which $4,148,603 related to unrealized appreciation and $20,301,120 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end.

As of April 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest              $ 224,126,907
Net investment loss                             (382,218)
Net realized capital loss on investments     (10,039,979)
Capital loss carryforwards                   (64,058,718)
Unrealized depreciation of investments       (16,152,517)
                                           -------------
Net Assets                                 $ 133,493,475
                                           =============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforward expire as follows: $35,994,763 in 2009 and $28,063,955 in 2010.

5. Capital Shares
Transactions in capital shares were as follows:

                                           Period           Year
                                            Ended           Ended
                                           4/30/03        10/31/02
                                         (Unaudited)
Shares sold:
   Class A                                  749,313       1,759,316
   Class B                                  242,431         799,576
   Class C                                  126,800         430,795
   Institutional Class                      429,119         840,577
                                         ----------      ----------
                                          1,547,663       3,830,264
                                         ----------      ----------
Shares repurchased:
   Class A                                 (767,551)     (1,823,925)
   Class B                                 (699,980)     (1,806,196)
   Class C                                 (230,047)       (523,812)
   Institutional Class                     (503,260)     (1,123,388)
                                         ----------      ----------
                                         (2,200,838)     (5,277,321)
                                         ----------      ----------
Net decrease                               (653,175)     (1,447,057)
                                         ==========      ==========

For the periods ended April 30, 2003 and October 31, 2002, 15,878 Class B shares were converted to 14,658 Class A shares valued at $136,237 and 5,308 Class B shares were converted to 4,917 Class A shares valued at $49,591, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2003, or at any time during the period.

Delaware
Investments(SM)
---------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware U.S. Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                          Affiliated Officers                        Contact Information

Jude T. Driscoll                           Michael P. Bishof                          Investment Manager
Chairman                                   Senior Vice President and Treasurer        Delaware Management Company
Delaware Investments Family of Funds       Delaware Investments Family of Funds       Philadelphia, PA
Philadelphia, PA                           Philadelphia, PA
                                                                                      International Affiliate
Walter P. Babich                           Richelle S. Maestro                        Delaware International Advisers Ltd.
Board Chairman                             Senior Vice President,                     London, England
Citadel Construction Corporation           General Counsel and Secretary
King of Prussia, PA                        Delaware Investments Family of Funds       National Distributor
                                           Philadelphia, PA                           Delaware Distributors, L.P.
David K. Downes                                                                       Philadelphia, PA
President and Chief Executive Officer
Delaware Investments Family of Funds                                                  Shareholder Servicing, Dividend
Philadelphia, PA                                                                      Disbursing and Transfer Agent
                                                                                      Delaware Service Company, Inc.
John H. Durham                                                                        2005 Market Street
Private Investor                                                                      Philadelphia, PA 19103-7094
Gwynedd Valley, PA
                                                                                      For Shareholders
John A. Fry                                                                           800 523-1918
President
Franklin & Marshall College                                                           For Securities Dealers and Financial
Lancaster, PA                                                                         Institutions Representatives Only
                                                                                      800 362-7500
Anthony D. Knerr
Managing Director                                                                     Web site
Anthony Knerr & Associates                                                            www.delawareinvestments.com
New York, NY

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

(7803)                                                       Printed in the USA
SA-101 [4/03] VGR 6/03                                                    J9215